Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
July 31, 2023
LC1-NPRT1-0923
1.9871046.107
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	80,753	4,243,570
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	24,515	2,151,191
Netflix, Inc. (a)	303,784	133,352,062
Playtika Holding Corp. (a)	14,008	167,256
Roblox Corp. (a)	317,824	12,474,592
Roku, Inc. Class A (a)	10,544	1,015,071
Spotify Technology SA (a)	97,056	14,501,137
World Wrestling Entertainment, Inc. Class A	29,846	3,133,830
		166,795,139
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	4,116,852	546,388,597
Class C (a)	3,567,729	474,900,407
Match Group, Inc. (a)	173,865	8,086,461
Meta Platforms, Inc. Class A (a)	1,532,340	488,203,524
Pinterest, Inc. Class A (a)	410,665	11,905,178
Zoominfo Technologies, Inc. (a)	111,711	2,856,450
		1,532,340,617
Media - 0.4%
Cable One, Inc.	285	206,323
Charter Communications, Inc. Class A (a)	71,000	28,768,490
Liberty Broadband Corp.:
Class A (a)	2,381	211,504
Class C (a)	16,611	1,480,538
Nexstar Broadcasting Group, Inc. Class A	8,097	1,511,872
The Trade Desk, Inc. (a)	305,126	27,845,799
		60,024,526
TOTAL COMMUNICATION SERVICES		1,763,403,852
CONSUMER DISCRETIONARY - 15.8%
Automobiles - 3.3%
Tesla, Inc. (a)	1,911,460	511,181,748
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	6,241,569	834,372,944
Coupang, Inc. Class A (a)	758,542	13,767,537
eBay, Inc.	22,876	1,018,211
Etsy, Inc. (a)	47,624	4,840,980
Ollie's Bargain Outlet Holdings, Inc. (a)	13,652	994,958
		854,994,630
Distributors - 0.0%
Pool Corp.	26,300	10,118,662
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	4,913	476,708
Grand Canyon Education, Inc. (a)	5,817	631,435
H&R Block, Inc.	68,209	2,292,504
Service Corp. International	37,534	2,501,641
		5,902,288
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	280,754	42,727,951
Booking Holdings, Inc. (a)	25,703	76,358,472
Caesars Entertainment, Inc. (a)	58,244	3,437,561
Chipotle Mexican Grill, Inc. (a)	19,026	37,334,339
Choice Hotels International, Inc. (b)	21,051	2,752,418
Churchill Downs, Inc.	49,240	5,704,454
Darden Restaurants, Inc.	39,043	6,595,144
Domino's Pizza, Inc.	24,494	9,717,750
Doordash, Inc. (a)	163,551	14,848,795
Draftkings Holdings, Inc. (a)	289,384	9,196,624
Expedia, Inc. (a)	72,775	8,917,121
Hilton Worldwide Holdings, Inc.	81,532	12,677,411
Las Vegas Sands Corp.	213,529	12,771,169
Marriott International, Inc. Class A	174,765	35,269,325
McDonald's Corp.	208,657	61,178,232
Norwegian Cruise Line Holdings Ltd. (a)(b)	70,309	1,551,720
Planet Fitness, Inc. (a)	28,211	1,905,371
Royal Caribbean Cruises Ltd. (a)	48,741	5,318,131
Starbucks Corp.	781,573	79,384,370
Texas Roadhouse, Inc. Class A	46,232	5,157,180
Travel+Leisure Co.	23,197	944,814
Vail Resorts, Inc.	2,732	643,359
Wendy's Co.	119,837	2,575,297
Wingstop, Inc.	20,724	3,493,652
Wyndham Hotels & Resorts, Inc.	4,117	320,797
Wynn Resorts Ltd.	4,373	476,570
Yum! Brands, Inc.	170,448	23,465,576
		464,723,603
Household Durables - 0.0%
NVR, Inc. (a)	183	1,154,079
Tempur Sealy International, Inc.	23,376	1,043,271
TopBuild Corp. (a)	1,421	389,255
		2,586,605
Leisure Products - 0.0%
Brunswick Corp.	3,914	337,817
Peloton Interactive, Inc. Class A (a)	212,729	2,065,599
Polaris, Inc.	3,274	444,740
YETI Holdings, Inc. (a)	60,025	2,557,065
		5,405,221
Specialty Retail - 3.4%
AutoZone, Inc. (a)	10,618	26,350,903
Best Buy Co., Inc.	18,546	1,540,245
Burlington Stores, Inc. (a)	44,722	7,943,522
CarMax, Inc. (a)	6,104	504,251
Dick's Sporting Goods, Inc.	3,070	432,870
Five Below, Inc. (a)	37,923	7,900,878
Floor & Decor Holdings, Inc. Class A (a)(b)	72,034	8,273,105
Lowe's Companies, Inc.	303,042	70,993,649
Murphy U.S.A., Inc.	12,948	3,975,424
O'Reilly Automotive, Inc. (a)	35,851	33,190,497
RH (a)	1,841	714,621
Ross Stores, Inc.	216,967	24,873,097
The Home Depot, Inc.	701,606	234,224,147
TJX Companies, Inc.	797,866	69,039,345
Tractor Supply Co.	75,823	16,983,594
Ulta Beauty, Inc. (a)	34,629	15,402,979
Valvoline, Inc.	31,032	1,178,285
Victoria's Secret & Co. (a)	24,062	493,030
Wayfair LLC Class A (a)(b)	19,869	1,547,199
Williams-Sonoma, Inc.	5,801	804,251
		526,365,892
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	42,071	4,558,393
Deckers Outdoor Corp. (a)	18,141	9,863,080
lululemon athletica, Inc. (a)	77,050	29,165,737
NIKE, Inc. Class B	439,088	48,470,924
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,732	374,165
Tapestry, Inc.	10,423	449,752
		92,882,051
TOTAL CONSUMER DISCRETIONARY		2,474,160,700
CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	6,025	2,237,926
Brown-Forman Corp.:
Class A (b)	26,191	1,883,395
Class B (non-vtg.)	101,755	7,183,903
Celsius Holdings, Inc. (a)(b)	37,597	5,440,286
Constellation Brands, Inc. Class A (sub. vtg.)	10,600	2,891,680
Monster Beverage Corp.	515,243	29,621,320
PepsiCo, Inc.	659,470	123,624,246
The Coca-Cola Co.	1,338,243	82,877,389
		255,760,145
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	24,737	537,535
BJ's Wholesale Club Holdings, Inc. (a)	31,919	2,116,549
Casey's General Stores, Inc.	3,701	935,095
Costco Wholesale Corp.	306,922	172,081,958
Dollar General Corp.	151,692	25,614,711
Performance Food Group Co. (a)	49,871	2,980,291
Sysco Corp.	351,411	26,816,173
Target Corp.	318,614	43,481,253
		274,563,565
Food Products - 0.2%
Freshpet, Inc. (a)(b)	8,664	637,151
Lamb Weston Holdings, Inc.	94,970	9,841,741
The Hershey Co.	75,672	17,503,690
		27,982,582
Household Products - 0.7%
Church & Dwight Co., Inc.	151,518	14,495,727
Kimberly-Clark Corp.	219,541	28,342,743
Procter & Gamble Co.	306,610	47,923,143
The Clorox Co.	85,614	12,968,809
		103,730,422
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	50,157	9,028,260
TOTAL CONSUMER STAPLES		671,064,974
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	124,959	4,883,398
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream GP LP	78,146	933,063
APA Corp.	190,307	7,705,530
Cheniere Energy, Inc.	167,901	27,176,456
Hess Corp.	107,381	16,292,919
New Fortress Energy, Inc.	44,692	1,275,957
ONEOK, Inc.	16,972	1,137,803
Ovintiv, Inc.	74,415	3,429,787
Targa Resources Corp.	154,790	12,691,232
Texas Pacific Land Corp.	4,003	6,029,719
		76,672,466
TOTAL ENERGY		81,555,864
FINANCIALS - 6.3%
Banks - 0.1%
First Citizens Bancshares, Inc.	816	1,167,941
Nu Holdings Ltd. (a)	1,093,953	8,707,866
		9,875,807
Capital Markets - 1.2%
Ameriprise Financial, Inc.	72,795	25,365,418
Ares Management Corp.	110,950	11,008,459
Blackstone, Inc.	488,660	51,206,681
Blue Owl Capital, Inc. Class A	45,936	565,932
FactSet Research Systems, Inc.	26,562	11,555,532
Houlihan Lokey	2,538	253,419
KKR & Co. LP	110,062	6,535,482
LPL Financial	53,993	12,383,834
MarketAxess Holdings, Inc.	25,646	6,904,416
Moody's Corp.	100,237	35,358,602
Morningstar, Inc.	17,786	4,099,317
MSCI, Inc.	26,912	14,749,929
S&P Global, Inc.	18,447	7,277,526
TPG, Inc. (b)	12,835	377,734
Tradeweb Markets, Inc. Class A	27,610	2,258,222
XP, Inc. Class A (a)	19,028	513,946
		190,414,449
Consumer Finance - 0.2%
American Express Co.	134,447	22,705,409
SLM Corp.	65,540	1,060,437
		23,765,846
Financial Services - 4.1%
Apollo Global Management, Inc.	361,259	29,518,473
Block, Inc. Class A (a)	139,658	11,246,659
Equitable Holdings, Inc.	247,523	7,101,435
Euronet Worldwide, Inc. (a)	16,284	1,430,875
Fiserv, Inc. (a)	116,709	14,729,843
FleetCor Technologies, Inc. (a)	46,275	11,518,310
Jack Henry & Associates, Inc.	15,972	2,676,428
MasterCard, Inc. Class A	581,217	229,162,239
PayPal Holdings, Inc. (a)	704,650	53,426,563
Rocket Companies, Inc. (a)(b)	30,890	337,628
Shift4 Payments, Inc. (a)	37,666	2,598,577
The Western Union Co.	37,934	462,036
Toast, Inc. (a)(b)	244,959	5,406,245
UWM Holdings Corp. Class A	23,298	152,835
Visa, Inc. Class A	1,121,859	266,699,540
WEX, Inc. (a)	13,566	2,568,722
		639,036,408
Insurance - 0.7%
Arch Capital Group Ltd. (a)	34,947	2,715,032
Arthur J. Gallagher & Co.	8,188	1,758,782
Brighthouse Financial, Inc. (a)	4,764	248,347
Brown & Brown, Inc.	63,979	4,507,321
Everest Re Group Ltd.	3,944	1,421,851
Kinsale Capital Group, Inc.	15,116	5,632,675
Lincoln National Corp.	10,828	303,617
Marsh & McLennan Companies, Inc.	274,637	51,747,104
Primerica, Inc.	16,295	3,465,947
Progressive Corp.	303,228	38,200,663
RenaissanceRe Holdings Ltd.	8,981	1,677,292
RLI Corp.	6,133	818,204
Ryan Specialty Group Holdings, Inc. (a)	64,252	2,784,682
Willis Towers Watson PLC	9,243	1,953,323
		117,234,840
TOTAL FINANCIALS		980,327,350
HEALTH CARE - 10.7%
Biotechnology - 2.6%
AbbVie, Inc.	1,222,498	182,861,251
Alnylam Pharmaceuticals, Inc. (a)	68,815	13,446,451
Amgen, Inc.	251,642	58,921,974
Apellis Pharmaceuticals, Inc. (a)(b)	69,137	1,780,278
BioMarin Pharmaceutical, Inc. (a)	15,243	1,340,317
Exact Sciences Corp. (a)	42,873	4,181,832
Exelixis, Inc. (a)	163,863	3,229,740
Horizon Therapeutics PLC (a)	137,066	13,743,608
Incyte Corp. (a)	94,079	5,994,714
Ionis Pharmaceuticals, Inc. (a)	84,869	3,516,123
Karuna Therapeutics, Inc. (a)	21,990	4,392,942
Natera, Inc. (a)	71,668	3,240,827
Neurocrine Biosciences, Inc. (a)	66,914	6,817,867
Regeneron Pharmaceuticals, Inc. (a)	4,880	3,620,521
Repligen Corp. (a)	16,995	2,915,662
Roivant Sciences Ltd. (a)	159,290	1,908,294
Sarepta Therapeutics, Inc. (a)	61,930	6,712,593
Seagen, Inc. (a)	97,026	18,607,646
Ultragenyx Pharmaceutical, Inc. (a)	46,912	2,022,845
Vertex Pharmaceuticals, Inc. (a)	163,289	57,533,246
		396,788,731
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	75,543	8,410,202
Align Technology, Inc. (a)	52,855	19,973,376
DexCom, Inc. (a)	267,807	33,358,040
Edwards Lifesciences Corp. (a)	416,997	34,222,944
GE Healthcare Holding LLC	20,464	1,596,192
IDEXX Laboratories, Inc. (a)	57,019	31,630,150
Inspire Medical Systems, Inc. (a)	19,879	5,721,375
Insulet Corp. (a)	47,975	13,277,081
Intuitive Surgical, Inc. (a)	241,945	78,486,958
Masimo Corp. (a)	32,880	4,021,224
Novocure Ltd. (a)(b)	72,711	2,373,287
Penumbra, Inc. (a)(b)	25,105	7,615,853
ResMed, Inc.	100,516	22,349,733
Shockwave Medical, Inc. (a)	25,102	6,541,581
Stryker Corp.	62,507	17,715,109
Tandem Diabetes Care, Inc. (a)	6,095	212,837
		287,505,942
Health Care Providers & Services - 2.4%
agilon health, Inc. (a)(b)	170,540	3,265,841
AmerisourceBergen Corp.	111,909	20,915,792
Cardinal Health, Inc.	91,435	8,363,559
Chemed Corp.	7,261	3,783,634
Cigna Group	14,960	4,414,696
DaVita HealthCare Partners, Inc. (a)	37,368	3,811,162
Elevance Health, Inc.	21,841	10,300,871
Encompass Health Corp.	4,632	305,851
HCA Holdings, Inc.	29,322	7,999,335
Humana, Inc.	37,552	17,154,880
McKesson Corp.	36,152	14,547,565
Molina Healthcare, Inc. (a)	21,764	6,626,920
UnitedHealth Group, Inc.	541,569	274,234,295
		375,724,401
Health Care Technology - 0.2%
Certara, Inc. (a)	29,830	580,790
Doximity, Inc. (a)(b)	32,733	1,169,550
Veeva Systems, Inc. Class A (a)	100,273	20,477,752
		22,228,092
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	63,523	4,000,679
Agilent Technologies, Inc.	166,235	20,242,436
Bio-Techne Corp.	101,559	8,470,021
Bruker Corp.	73,430	5,046,110
ICON PLC (a)	8,424	2,117,878
Illumina, Inc. (a)	32,641	6,271,968
IQVIA Holdings, Inc. (a)	118,334	26,478,416
Maravai LifeSciences Holdings, Inc. (a)	43,891	496,407
Medpace Holdings, Inc. (a)	16,118	4,080,594
Mettler-Toledo International, Inc. (a)	15,079	18,961,390
Sotera Health Co. (a)	47,904	909,218
Thermo Fisher Scientific, Inc.	164,630	90,325,896
Waters Corp. (a)	40,533	11,195,620
West Pharmaceutical Services, Inc.	51,234	18,856,161
		217,452,794
Pharmaceuticals - 2.3%
Eli Lilly & Co.	586,274	266,490,847
Jazz Pharmaceuticals PLC (a)	21,900	2,856,198
Merck & Co., Inc.	323,765	34,529,537
Zoetis, Inc. Class A	320,628	60,306,921
		364,183,503
TOTAL HEALTH CARE		1,663,883,463
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	48,151	8,952,715
BWX Technologies, Inc.	10,773	743,337
HEICO Corp.	28,468	5,009,799
HEICO Corp. Class A	49,381	6,930,623
Lockheed Martin Corp.	156,647	69,922,521
Northrop Grumman Corp.	5,658	2,517,810
Spirit AeroSystems Holdings, Inc. Class A	7,547	240,146
The Boeing Co. (a)	52,535	12,547,985
TransDigm Group, Inc.	6,139	5,523,381
		112,388,317
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	62,028	6,213,965
Expeditors International of Washington, Inc.	14,411	1,834,520
United Parcel Service, Inc. Class B	138,946	26,000,965
		34,049,450
Building Products - 0.2%
A.O. Smith Corp.	9,064	658,318
Advanced Drain Systems, Inc.	43,070	5,254,109
Allegion PLC	56,202	6,567,766
Armstrong World Industries, Inc.	9,019	697,710
Trane Technologies PLC	46,523	9,278,547
Trex Co., Inc. (a)	75,103	5,192,621
		27,649,071
Commercial Services & Supplies - 0.7%
Cintas Corp.	53,390	26,803,916
Copart, Inc. (a)	297,034	26,254,835
MSA Safety, Inc.	4,297	713,302
RB Global, Inc.	96,230	6,204,910
Rollins, Inc.	153,072	6,249,930
Tetra Tech, Inc.	6,619	1,120,001
Waste Management, Inc.	253,225	41,475,723
		108,822,617
Construction & Engineering - 0.1%
EMCOR Group, Inc.	11,248	2,418,770
Quanta Services, Inc.	26,153	5,272,968
Valmont Industries, Inc.	944	249,924
Willscot Mobile Mini Holdings (a)	34,208	1,640,274
		9,581,936
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	192,915	1,670,644
Hubbell, Inc. Class B	16,897	5,271,864
Rockwell Automation, Inc.	79,565	26,756,914
Vertiv Holdings Co.	16,286	423,599
		34,123,021
Ground Transportation - 1.0%
Avis Budget Group, Inc. (a)	4,851	1,068,627
CSX Corp.	155,987	5,197,487
J.B. Hunt Transport Services, Inc.	11,243	2,292,897
Landstar System, Inc.	19,696	4,009,909
Lyft, Inc. (a)	212,419	2,699,845
Old Dominion Freight Lines, Inc.	63,586	26,673,691
Saia, Inc. (a)	2,016	853,050
U-Haul Holding Co. (b)	2,357	143,447
U-Haul Holding Co. (non-vtg.)	21,418	1,225,324
Uber Technologies, Inc. (a)	1,343,515	66,450,252
Union Pacific Corp.	180,731	41,933,207
		152,547,736
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	59,494	11,549,570
Machinery - 1.4%
Allison Transmission Holdings, Inc.	6,080	356,835
Caterpillar, Inc.	268,328	71,152,536
Deere & Co.	176,640	75,884,544
Donaldson Co., Inc.	34,838	2,188,872
Graco, Inc.	47,293	3,751,754
IDEX Corp.	4,228	954,725
Illinois Tool Works, Inc.	171,215	45,084,334
Lincoln Electric Holdings, Inc.	36,124	7,250,448
Otis Worldwide Corp.	16,844	1,532,130
Toro Co.	72,050	7,323,883
Xylem, Inc.	19,574	2,206,969
		217,687,030
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	166,952	2,796,446
Delta Air Lines, Inc.	22,592	1,045,106
		3,841,552
Professional Services - 1.1%
Automatic Data Processing, Inc.	245,814	60,779,970
Booz Allen Hamilton Holding Corp. Class A	90,008	10,898,169
Broadridge Financial Solutions, Inc.	67,826	11,389,342
Ceridian HCM Holding, Inc. (a)	8,754	619,871
Equifax, Inc.	58,382	11,914,599
FTI Consulting, Inc. (a)	4,249	744,255
Genpact Ltd.	30,808	1,111,861
KBR, Inc.	34,142	2,099,392
Paychex, Inc.	223,115	27,994,239
Paycom Software, Inc.	35,751	13,183,539
Paycor HCM, Inc. (a)(b)	17,455	468,841
Paylocity Holding Corp. (a)	29,079	6,596,571
Verisk Analytics, Inc.	98,794	22,617,898
		170,418,547
Trading Companies & Distributors - 0.3%
Fastenal Co.	296,101	17,354,480
Ferguson PLC	7,694	1,243,504
SiteOne Landscape Supply, Inc. (a)	9,936	1,689,120
United Rentals, Inc.	9,733	4,522,730
W.W. Grainger, Inc.	30,906	22,823,772
Watsco, Inc. (b)	5,733	2,168,163
		49,801,769
TOTAL INDUSTRIALS		932,460,616
INFORMATION TECHNOLOGY - 42.8%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	173,657	26,932,464
Motorola Solutions, Inc.	105,262	30,171,247
Ubiquiti, Inc. (b)	2,419	429,735
		57,533,446
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	203,076	17,933,642
CDW Corp.	88,147	16,489,659
Jabil, Inc.	56,246	6,224,745
Keysight Technologies, Inc. (a)	31,426	5,062,100
National Instruments Corp.	70,891	4,182,569
Vontier Corp.	36,298	1,122,697
Zebra Technologies Corp. Class A (a)	6,392	1,968,480
		52,983,892
IT Services - 1.6%
Accenture PLC Class A	437,737	138,478,100
Cloudflare, Inc. (a)	199,102	13,692,245
EPAM Systems, Inc. (a)	38,488	9,114,343
Gartner, Inc. (a)	53,146	18,791,894
Globant SA (a)(b)	28,509	4,981,378
GoDaddy, Inc. (a)	64,633	4,982,558
MongoDB, Inc. Class A (a)	45,473	19,253,268
Okta, Inc. (a)	6,633	509,812
Snowflake, Inc. (a)	214,619	38,139,942
Twilio, Inc. Class A (a)	19,279	1,272,992
VeriSign, Inc. (a)	3,312	698,666
		249,915,198
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	631,836	72,282,038
Allegro MicroSystems LLC (a)	46,341	2,391,659
Applied Materials, Inc.	494,134	74,905,773
Broadcom, Inc.	282,773	254,113,956
Enphase Energy, Inc. (a)	92,122	13,986,883
Entegris, Inc.	5,359	587,936
KLA Corp.	95,024	48,837,585
Lam Research Corp.	88,004	63,229,994
Lattice Semiconductor Corp. (a)	94,278	8,573,641
Microchip Technology, Inc.	265,535	24,944,358
Monolithic Power Systems, Inc.	31,411	17,574,140
NVIDIA Corp.	1,646,129	769,219,620
Qualcomm, Inc.	673,927	89,072,932
Teradyne, Inc.	89,862	10,149,014
Texas Instruments, Inc.	256,557	46,180,260
Universal Display Corp.	14,643	2,136,121
		1,498,185,910
Software - 17.8%
Adobe, Inc. (a)	317,426	173,368,558
Alteryx, Inc. Class A (a)(b)	42,257	1,751,975
ANSYS, Inc. (a)	49,573	16,958,923
AppLovin Corp. (a)(b)	40,403	1,268,654
Atlassian Corp. PLC (a)	100,196	18,229,660
Autodesk, Inc. (a)	148,821	31,548,564
Bentley Systems, Inc. Class B (b)	123,332	6,645,128
Cadence Design Systems, Inc. (a)	187,239	43,815,798
Confluent, Inc. (a)	128,001	4,421,155
Crowdstrike Holdings, Inc. (a)	145,755	23,562,753
Datadog, Inc. Class A (a)	189,070	22,068,250
DocuSign, Inc. (a)	140,022	7,535,984
DoubleVerify Holdings, Inc. (a)	77,849	3,277,443
Dropbox, Inc. Class A (a)	161,034	4,339,866
Dynatrace, Inc. (a)	151,277	8,273,339
Elastic NV (a)	53,831	3,577,070
Fair Isaac Corp. (a)	16,776	14,057,785
Five9, Inc. (a)	49,188	4,316,247
Fortinet, Inc. (a)	454,828	35,349,232
Gen Digital, Inc.	59,650	1,160,193
GitLab, Inc. (a)	33,725	1,673,772
HashiCorp, Inc. (a)	43,826	1,297,688
HubSpot, Inc. (a)	31,616	18,354,669
Informatica, Inc. (a)(b)	2,352	44,782
Intuit, Inc.	189,250	96,839,225
Manhattan Associates, Inc. (a)	42,653	8,130,515
Microsoft Corp.	5,155,855	1,731,954,812
nCino, Inc. (a)(b)	4,351	140,755
New Relic, Inc. (a)	38,138	3,202,829
Nutanix, Inc. Class A (a)	38,527	1,163,515
Oracle Corp.	432,939	50,753,439
Palantir Technologies, Inc. (a)	1,296,950	25,731,488
Palo Alto Networks, Inc. (a)	206,564	51,632,737
Pegasystems, Inc.	28,929	1,526,005
Procore Technologies, Inc. (a)	54,302	4,118,807
PTC, Inc. (a)	39,327	5,734,270
RingCentral, Inc. (a)	59,130	2,445,617
Salesforce, Inc. (a)	494,414	111,248,094
SentinelOne, Inc. (a)	17,397	290,008
ServiceNow, Inc. (a)	141,044	82,228,652
Smartsheet, Inc. (a)	86,820	3,854,808
Splunk, Inc. (a)	111,425	12,070,670
Synopsys, Inc. (a)	105,221	47,538,848
Teradata Corp. (a)	70,368	4,000,421
Tyler Technologies, Inc. (a)	21,782	8,639,395
UiPath, Inc. Class A (a)	199,443	3,605,929
Unity Software, Inc. (a)(b)	78,397	3,593,718
VMware, Inc. Class A (a)	148,974	23,482,772
Workday, Inc. Class A (a)	136,990	32,484,439
Zscaler, Inc. (a)	60,412	9,688,877
		2,772,998,133
Technology Hardware, Storage & Peripherals - 13.1%
Apple, Inc.	10,338,737	2,031,044,884
HP, Inc.	122,013	4,005,687
NetApp, Inc.	58,890	4,594,009
Pure Storage, Inc. Class A (a)	152,324	5,634,465
		2,045,279,045
TOTAL INFORMATION TECHNOLOGY		6,676,895,624
MATERIALS - 0.7%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	16,331	522,592
Ecolab, Inc.	133,853	24,513,838
FMC Corp.	12,841	1,235,689
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	97,924	245,789
Linde PLC	31,941	12,478,390
PPG Industries, Inc.	40,825	5,874,718
RPM International, Inc.	16,858	1,741,600
Sherwin-Williams Co.	137,227	37,943,266
The Scotts Miracle-Gro Co. Class A (b)	28,633	2,005,455
		86,561,337
Construction Materials - 0.0%
Eagle Materials, Inc.	16,268	2,999,331
Vulcan Materials Co.	20,171	4,447,706
		7,447,037
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	91,989	347,718
Avery Dennison Corp.	18,393	3,384,496
Graphic Packaging Holding Co.	112,850	2,730,970
Sealed Air Corp.	55,083	2,512,886
		8,976,070
Metals & Mining - 0.0%
Southern Copper Corp.	58,990	5,158,086
TOTAL MATERIALS		108,142,530
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	322,489	61,372,882
Crown Castle International Corp.	31,766	3,439,940
Equinix, Inc.	32,458	26,288,383
Equity Lifestyle Properties, Inc.	40,244	2,864,568
Iron Mountain, Inc.	99,300	6,097,020
Lamar Advertising Co. Class A	46,346	4,574,350
Public Storage	63,032	17,759,266
SBA Communications Corp. Class A	7,488	1,639,498
Simon Property Group, Inc.	49,014	6,107,144
Sun Communities, Inc.	18,570	2,419,671
UDR, Inc.	12,684	518,522
		133,081,244
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	120,351	10,105,873
TOTAL REAL ESTATE		143,187,117
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	282,693	6,114,650
Vistra Corp.	75,760	2,125,826
		8,240,476
TOTAL COMMON STOCKS (Cost $10,836,274,602)		15,503,322,566

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $1,989,456)	2,000,000	1,989,180

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	79,283,478	79,299,335
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	44,830,605	44,835,088
TOTAL MONEY MARKET FUNDS (Cost $124,134,423)		124,134,423

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,962,398,481)	15,629,446,169
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(18,255,869)
NET ASSETS - 100.0%	15,611,190,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	192	Sep 2023	60,892,800	2,167,387	2,167,387
CME E-mini S&P 500 Index Contracts (United States)	85	Sep 2023	19,611,625	513,958	513,958

TOTAL FUTURES CONTRACTS					2,681,345
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,989,180.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,172,688 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	29,454,172	1,976,234,898	1,926,389,735	942,018	-	-	79,299,335	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	102,862,982	188,319,294	246,347,188	143,612	-	-	44,835,088	0.2%
Total	132,317,154	2,164,554,192	2,172,736,923	1,085,630	-	-	124,134,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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